Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Details) - EBP - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Increase (Decrease) from Contract Value to Current Value	$ 6,042,000
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Increase (Decrease) from Deemed Distribution	(193,000)
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Contract Value to Current Value Adjustment	(2,264,000)	$ (8,306,000)
EBP, Net Asset Available for Benefit	3,920,534,000	3,655,705,000
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Deemed Distribution	(2,335,000)	(2,142,000)
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Allocation to Withdrawing Participant, Not yet Paid	(2,000)	0
EBP, Form 5500 Caption, Net Assets	3,915,933,000	$ 3,645,257,000
EBP, Form 5500 Caption, Net Income (Loss)	270,133,000
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Changes in Allocation to Withdrawing Participant, Not yet Paid	$ (2,000)